Operating profit (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Operating Profit
Net foreign exchange (gains)/losses	€ (295)	€ 637	€ 1,141
Depreciation of property, plant and equipment (note 11):
Impairment of goodwill in subsidiaries, associates and joint arrangements (note 4)			569
Staff costs (note 25)	5,076	5,519	5,804
VodafoneZiggo Group Holding B.V.
Operating Profit
Net foreign exchange (gains)/losses	(65)	133	(24)
Depreciation of property, plant and equipment (note 11):
Owned assets	5,963	6,253	6,333
Leased assets	47	12	45
Amortisation of intangible assets (note 10)	4,399	4,821	5,319
Impairment of goodwill in subsidiaries, associates and joint arrangements (note 4)			569
Staff costs (note 25)	5,295	5,519	5,804
Cost of inventories recognised as expense during period	6,045	6,464	7,739
Operating lease rentals payable	3,788	3,976	2,464
Loss on disposal of property, plant and equipment and intangible assets	36	22	27
Own costs capitalised attributable to the construction or acquisition of property, plant and equipment	(829)	(800)	€ (764)
Net gain on formation of VodafoneZiggo (note 28)		(1,275)
Net foreign exchange losses/(gains) reported in other income and expense	€ 80	€ (127)